CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 49,480	$ 58,641
Available for sale securities	61,889	76,925
Trade accounts receivable	6,121	8,362
Due from related parties	30,204	13,249
Other receivables	28,795	79,301
Inventories	5,557	6,607
Prepaid expenses and accrued income	3,616	3,971
Investment in direct financing and sales-type leases, current portion	44,978	45,148
Total current assets	230,640	292,204
Vessels and equipment, net	1,185,825	1,089,616
Newbuildings	146,814	126,008
Investment in direct financing and sales-type leases, long-term portion	838,431	858,260
Investment in associated companies	40,962	40,987
Loans to related parties - associated companies, long-term	478,259	530,715
Loans to related parties - others, long-term	45,701	48,847
Loans to others, long-term	1,234	1,235
Deferred charges	37,600	41,478
Financial instruments (long-term): at fair value	7,320	16,633
Total assets	3,012,786	3,045,983
Current liabilities
Short-term debt and current portion of long-term debt	396,963	389,888
Trade accounts payable	1,060	3,502
Due to related parties	1,939	13,965
Accrued expenses	13,041	13,832
Financial instruments (short-term): at fair value	2,568	5,705
Other current liabilities	11,569	5,548
Total current liabilities	427,140	432,440
Long-term liabilities
Long-term debt	1,333,052	1,346,991
Financial instruments (long-term): at fair value	59,980	56,490
Other long-term liabilities	16,592	18,129
Total liabilities	1,836,764	1,854,050
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized; 93,359,000 and 93,260,000 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively)	93,359	93,260
Additional paid-in capital	284,829	285,632
Contributed surplus	583,888	581,569
Accumulated other comprehensive loss	(38,994)	(34,851)
Accumulated other comprehensive loss – associated companies	(3,192)	(2,279)
Retained earnings	256,132	268,602
Total stockholders' equity	1,176,022	1,191,933
Total liabilities and stockholders' equity	$ 3,012,786	$ 3,045,983